Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Financial and taxation solution services	$ 12,162	$ 12,187
Education support services	2,193	2,366
Software and maintenance services	1,571	1,597
Total revenues	15,926	16,150
Cost of revenues	(6,098)	(5,746)
Gross profit	9,828	10,404
Operating expenses:
Selling and marketing	(2,393)	(910)
General and administrative	(4,583)	(3,725)
Total operating expenses	(6,976)	(4,635)
Income from operations	2,852	5,769
Other income (expense)
Other income (expense), net	(722)	148
Interest income	23	28
Income before income tax	2,153	5,945
Provision for income tax	(796)	(1,614)
Net income	1,357	4,331
Comprehensive income:
Net income	1,357	4,331
Foreign currency translation adjustments	(2,596)	(2,059)
Comprehensive income	$ (1,239)	$ 2,272
Weighted average number of ordinary shares outstanding – basic (in Shares)	25,638,122	22,500,000
Earnings per ordinary share – basic (in Dollars per share)	$ 0.05	$ 0.19